Securities (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Summary of Securities

$ millions, as at October 31	2020	2019
Debt securities measured at FVOCI	$53,968	$46,196
Equity securities designated at FVOCI	585	602
Securities measured at amortized cost (1)	31,800	20,115
Securities mandatorily measured and designated at FVTPL	62,693	54,397
	$149,046	$121,310

(1)
During the year, $47 million of amortized cost debt securities were disposed of shortly before their maturity resulting in a realized gain of $2 million (2019: a realized loss of less than $1 million).

Summary of Residual Term to Contractual Maturity of Financial Instruments

	Residual term to contractual maturity
$ millions, as at October 31	Within 1 year		1 to 5 years		5 to 10 years		Over 10 years		No specific maturity			2020 Total		2019 Total
	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)
Debt securities measured at FVOCI
Securities issued or guaranteed by:
Canadian federal government	$1,361	0.5%	$9,745	0.6%	$303	0.7%	$–	–%	$–	–%	$11,409	0.6%	$10,851	1.7%
Other Canadian governments	330	0.4	10,853	0.9	4,132	1.2	–	–	–	–	15,315	1.0	12,271	1.9
U.S. Treasury and agencies	7,290	0.5	5,306	0.9	–	–	–	–	–	–	12,596	0.7	9,371	2.0
Other foreign governments	3,060	0.6	2,553	0.6	163	5.2	85	5.1	–	–	5,861	0.8	5,336	2.5
Mortgage-backed securities (2)	81	0.2	536	1.0	181	2.4	1,570	1.4	–	–	2,368	1.4	2,699	2.4
Asset-backed securities	–	–	–	–	66	2.2	129	1.6	–	–	195	1.8	47	2.4
Corporate debt	2,211	0.6	4,009	0.7	4	2.4	–	–	–	–	6,224	0.7	5,621	2.4
	$14,333		$33,002		$4,849		$1,784		$–		$53,968		$46,196
Equity securities designated at FVOCI
Corporate public equity	$–	–	$–	–	$–	–	$–	–	$42	n/m	$42	n/m	$46	n/m
Corporate private equity	–	–	–	–	–	–	–	–	543	n/m	543	n/m	556	n/m
	$–		$–		$–		$–		$585		$585		$602
Securities measured at amortized cost
Securities issued or guaranteed by:
Canadian federal government	$133		$619		$38		$–		$–		$790		$582
Other Canadian governments	452		4,518		6,102		–		–		11,072		6,748
U.S. Treasury and agencies	551		9,551		866		–		–		10,968		5,927
Other foreign governments	92		42		36		381		–		551		660
Mortgage-backed securities (3)	259		1,684		926		1,085		–		3,954		3,616
Asset-backed securities	–		234		396		32		–		662		463
Corporate debt	232		3,432		139		–		–		3,803		2,119
	$1,719		$20,080		$8,503		$1,498		$–		$31,800		$20,115
Securities mandatorily measured and designated at FVTPL
Securities issued or guaranteed by:
Canadian federal government	$3,996		$4,073		$1,085		$2,501		$–		$11,655		$7,203
Other Canadian governments	1,037		1,784		869		6,093		–		9,783		8,262
U.S. Treasury and agencies	269		2,504		2,177		646		–		5,596		5,074
Other foreign governments	1,230		683		29		32		–		1,974		1,139
Mortgage-backed securities (4)	108		1,326		141		7		–		1,582		1,175
Asset-backed securities	143		102		76		250		–		571		1,218
Corporate debt	882		1,920		568		180		–		3,550		3,783
	$7,665		$12,392		$4,945		$9,709		$–		$34,711		$27,854
Corporate public equity	–		–		–		–		27,982		27,982		26,523
Corporate private equity	–		–		–		–		–		–		20
	$–		$–		$–		$–		$27,982		$27,982		$26,543

Total securities (5)	$23,717		$65,474		$18,297		$12,991		$28,567		$149,046		$121,310

(1)	Represents the weighted-average yield, which is determined by applying the weighted average of the yields of individual fixed income securities.
(2)
Includes securities backed by mortgages insured by the Canada Mortgage and Housing Corporation (CMHC), with amortized cost of $410 million (2019: $232 million) and fair value of $413 million (2019: $232 million); securities issued by Federal National Mortgage Association (Fannie Mae), with amortized cost of $888 million (2019: $1,127 million) and fair value of $918 million (2019: $1,136 million); securities issued by Federal Home Loan Mortgage Corporation (Freddie Mac), with amortized cost of $367 million (2019: $487 million) and fair value of $380 million (2019: $492 million); and securities issued by Government National Mortgage Association, a U.S. government corporation (Ginnie Mae), with amortized cost of $655 million (2019: $841 million) and fair value of $657 million (2019: $839 million).

(3)
Includes securities backed by mortgage insured by the CMHC with amortized cost of $609 million (2019: $858 million) and fair value of $610 million (2019: $859 million); securities issued by Fannie Mae, with amortized cost of $1,165 million (2019: $1,037 million) and fair value of $1,197 million (2019: $1,048 million); securities issued by Freddie Mac, with amortized cost of $2,008 million (2019: $1,610 million) and fair value of $2,091 million (2019: $1,651 million); and securities issued by Ginnie Mae, with amortized cost of $69 million (2019: $98 million) and fair value of $71 million (2019: $99 million).

(4)	Includes securities backed by mortgages insured by the CMHC of $1,547 million (2019: $1,135 million).
(5)
Includes securities denominated in U.S. dollars with carrying value of $68.4 billion (2019: $54.4 billion) and securities denominated in other foreign currencies with carrying value of $2,616 million (2019: $1,813 million).

n/m	Not meaningful.

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at October 31				2020				2019
	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$11,379	$32	$(2)	$11,409	$10,842	$12	$(3)	$10,851
Other Canadian governments	15,187	128	–	15,315	12,252	22	(3)	12,271
U.S. Treasury and agencies	12,533	63	–	12,596	9,353	25	(7)	9,371
Other foreign governments	5,825	38	(2)	5,861	5,318	25	(7)	5,336
Mortgage-backed securities	2,320	49	(1)	2,368	2,688	15	(4)	2,699
Asset-backed securities	197	–	(2)	195	47	–	–	47
Corporate debt	6,194	31	(1)	6,224	5,608	16	(3)	5,621
	53,635	341	(8)	53,968	46,108	115	(27)	46,196
Corporate public equity (2)	30	15	(3)	42	40	15	(9)	46
Corporate private equity	546	43	(46)	543	493	85	(22)	556
	576	58	(49)	585	533	100	(31)	602
	$54,211	$399	$ (57)	$54,553	$46,641	$215	$(58)	$46,798

(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $22 million (2019: $23 million).
(2)	Includes restricted stock.

Summary of Profit or Loss Recognized on FVOCI Securities
The table below presents profit or loss recognized on FVOCI securities:

$ millions, for the year ended October 31	2020	2019	2018
Realized gains	$30	$40	$56
Realized losses	(1)	(2)	(13)
Provision for credit losses on debt securities	(8)	(3)	(78)
	$21	$35	$(35)

Summary of Allowance for Losses measured at FVOCI
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the year ended October 31		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2020	Debt securities measured at FVOCI
	Balance at beginning of year	$14	$3	$6		$23
	Provision for (reversal of) credit losses (1)(2)	5	2	1		8
	Write-offs	–	–	–		–
	Other	(1)	(1)	(7	) (3)	(9)
	Balance at end of year	$18	$4	$–		$22
2019	Debt securities measured at FVOCI
	Balance at beginning of year	$15	$3	$5		$23
	Provision for (reversal of) credit losses (1)	–	–	4		4
	Write-offs	–	–	(4)		(4)
	Other	(1)	–	1		–
	Balance at end of year	$14	$3	$6		$23

(1)	Included in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $14 million for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.

(3)
Includes ECL of $8 million relating to Barbados U.S. dollar denominated securities that were derecognized in the third quarter of 2020 as a result of a U.S. dollar denominated debt restructuring agreement completed with the Government of Barbados.